Pensions and Other Postretirement Benefits (Fair Value of Plan Assets by Asset Class) (Details) - Pensions [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	$ 19,723	$ 18,424	$ 17,244
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	783	1,036	1,049
Total Investment Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	20,078	18,988
Total Investment Assets [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	7,507	6,864
Total Investment Assets [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	8,314	7,697
Total Investment Assets [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	783	1,036
Total Investment Assets [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	3,474	3,391
Cash and short-term investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	594	502
Cash and short-term investments [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	41	92
Cash and short-term investments [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	553	410
Cash and short-term investments [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Canada, U.S. and supranational [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	642	771
Canada, U.S. and supranational [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Canada, U.S. and supranational [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	642	771
Canada, U.S. and supranational [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Provinces of Canada and Municipalities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	5,103	4,503
Provinces of Canada and Municipalities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Provinces of Canada and Municipalities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	5,103	4,503
Provinces of Canada and Municipalities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Corporate Bond Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,472	1,347
Corporate Bond Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Corporate Bond Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,472	1,347
Corporate Bond Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Emerging market debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	406	500
Emerging market debt [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Emerging market debt [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	406	500
Emerging market debt [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Mortgages [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	21	52
Mortgages [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Mortgages [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	21	52
Mortgages [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Private debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	575	481
Private debt [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	575	481
Canadian Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	555	338
Canadian Equities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	555	338
Canadian Equities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Canadian Equities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	3,249	3,265
U.S. Equities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	3,214	3,234
U.S. Equities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	35	31
U.S. Equities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	3,477	3,006
International Equities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	3,477	3,006
International Equities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
International Equities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Private Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	303	215
Private Equities [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	303	215
Real estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	381	435
Real estate [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Real estate [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Real estate [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	279	329	321
Real estate [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	102	106
Oil and gas [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	649	901
Oil and gas [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	128	177
Oil and gas [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	17	17
Oil and gas [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	504	707	$ 728
Infrastructure [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	571	619
Infrastructure [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Infrastructure [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	65	66
Infrastructure [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Infrastructure [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	$ 506	553
Absolute Return Funds [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment redemption, notice period	5 days
Absolute Return Funds [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment redemption, notice period	90 days
Multi Strategy Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	$ 1,032	1,083
Multi Strategy Funds [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,032	1,083
Fixed Income Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	68	175
Fixed Income Fund [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	68	175
Global Macro Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	697	490
Global Macro Funds [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	697	490
Growth Insurance [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	92	17
Growth Insurance [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	92	17
Growth Insurance [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Growth Insurance [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Alternative Risk Premia [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	$ 191	288
Alternative Risk Premia [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment redemption, notice period	5 days
Alternative Risk Premia [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment redemption, notice period	60 days
Alternative Risk Premia [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	$ 191	288
Investment related liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	(441)	(565)
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	86	1
Other - Operating assets, at cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	262	108
Other - Operating liabilities, at cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	$ 176	$ 107